GMO Global Asset Allocation Series Fund
GMO GLOBAL ASSET ALLOCATION SERIES FUND
Investment objective
Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO, consisting of 65% MSCI ACWI and 35% Barclays U.S. Aggregate Index.
Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees {- GMO Global Asset Allocation Series Fund} - GMO Global Asset Allocation Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund [1]	Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund [1]	Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund [1]
Purchase premium (as a percentage of amount invested)	none	0.14%	none	0.14%	none	0.14%
Redemption fee (as a percentage of amount redeemed)	none	0.14%	none	0.14%	none	0.14%
[1]	These amounts are paid to and retained by GMO Global Asset Allocation Fund ("GAAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- GMO Global Asset Allocation Series Fund} - GMO Global Asset Allocation Series Fund		Class R4	Class R5	Class R6
Management fee	[1],[2]	none	none	none
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none
Other expenses	[2],[4]	0.05%	0.05%	0.05%
Acquired fund fees and expenses	[2],[5]	0.55%	0.55%	0.55%
Total annual fund operating expenses	[2]	0.85%	0.70%	0.60%
Expense reimbursement	[2],[6]	none	none	none
Total annual fund operating expenses after expense reimbursement	[2]	0.85%	0.70%	0.60%
[1]	Neither the Fund nor GAAF charges a management fee, but each indirectly bears the management fees of the underlying funds in which GAAF invests.
[2]	The information in this table and in the Example below reflects the expenses of both the Fund and GAAF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05% paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO").
[5]	These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.50%, less than 0.01%, and 0.05%, respectively.
[6]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both GAAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example {- GMO Global Asset Allocation Series Fund} - GMO Global Asset Allocation Series Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R4	115	311	524	1,137
Class R5	100	264	443	960
Class R6	90	233	388	840

If you do not sell your shares
Expense Example, No Redemption {- GMO Global Asset Allocation Series Fund} - GMO Global Asset Allocation Series Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R4	101	296	507	1,116
Class R5	85	248	425	938
Class R6	75	217	371	819

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal period from May 1, 2014 to February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 6% of the average value of its portfolio.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Global Asset Allocation Fund (“GAAF”), a series of GMO Trust not offered in this Prospectus. GAAF invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies are substantially similar to those of GAAF. References to the Fund may also refer to GAAF, and references to actions undertaken or investments held by the Fund may also refer to those by GAAF. GMO serves as investment adviser for both the Fund and GAAF.

The Fund is a fund of funds and invests primarily in shares of other GMO Funds (collectively, the “underlying Funds”), which may include GMO Funds that invest in equity securities (collectively, the “GMO Equity Funds”), GMO Funds that invest in fixed income securities (collectively, the “GMO Fixed Income Funds”), GMO Funds that are intended to complement other GMO strategies (collectively, the “GMO Implementation Funds”), as well as GMO High Quality Short-Duration Bond Fund, GMO Systematic Global Macro Opportunity Fund, and GMO World Opportunity Overlay Fund. In addition, the Fund also may invest directly in securities and derivatives.

The Fund is permitted to invest in any asset class, including, for example, U.S. and non-U.S. equities (including emerging country equities), U.S. and non-U.S. fixed income securities (including emerging country debt securities) and commodities. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes the Fund’s holdings of the underlying Funds in response to changes in GMO’s investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. Under normal circumstances, GMO intends to invest not more than 85% of the Fund’s assets in the GMO Equity Funds. The factors considered and investment methods used by GMO can change over time.

The Fund also may invest in money market funds unaffiliated with GMO.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Because the Fund invests substantially all of its assets in GAAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through GAAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of GAAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect the performance of those underlying Funds more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in GAAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of GAAF.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in GAAF and the underlying Funds in which it invests, including the risk that GAAF and those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of GAAF and the underlying Funds in which it invests, a reallocation of GAAF’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.
  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.
  Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric — the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities (commonly referred to as “junk bonds”) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by GMO). The Fund commenced operations on July 31, 2012. Returns prior to the date the Fund commenced operations are those of GAAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. The effect of purchase premiums and redemption fees paid by the Fund to GAAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and GAAF is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 11.63% (6/30/2009) Lowest Quarter: – 9.55% (12/31/2008) Year-to-Date (as of 3/31/15): 1.18%
Average Annual Total Returns Periods Ending December 31, 2014
Average Annual Total Returns {- GMO Global Asset Allocation Series Fund} - GMO Global Asset Allocation Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date [1]
Class R4	0.99%	6.13%	5.71%	7.25%	Jun. 28, 1996
Class R4 | Return After Taxes on Distributions	(1.06%)	5.22%	4.24%	5.41%	Jun. 28, 1996
Class R4 | Return After Taxes on Distributions and Sale of Fund Shares	1.83%	4.71%	4.26%	5.30%	Jun. 28, 1996
Class R5	1.15%	6.29%	5.87%	7.41%	Jun. 28, 1996
Class R6	1.26%	6.40%	5.98%	7.52%	Jun. 28, 1996
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.16%	9.17%	6.09%	6.19%	Jun. 28, 1996
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	4.71%	5.82%	Jun. 28, 1996
GMO Global Asset Allocation Index (Fund benchmark)	4.87%	7.78%	5.53%	5.52%	Jun. 28, 1996
[1]	GAAF commenced operations on June 28, 1996 with two classes of shares — Class I shares and Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in GAAF's principal investment strategies, effective June 30, 2002.